Investments in subsidiaries	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Investments in subsidiaries

19	Investments in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2023
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt GmbH	Germany	99.99	€1 Ordinary
Asia
Hang Seng Bank Limited[2]	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East, North Africa and Türkiye
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1  Main subsidiaries are either held directly or indirectly via intermediate holding companies. There has been no material percentage change in HSBC’s shareholding for its main subsidiaries since 2022.
2  In addition to the strategic holding disclosed above, the Group held 0.09% (2022: 0.07%) shareholding as part of its trading books.
Details of the debt, subordinated debt and preference shares issued by the main subsidiaries to parties external to the Group are included in
Note 26 ‘Debt securities in issue’ and Note 29 ‘Subordinated liabilities’, respectively.
A list of all related undertakings is set out in Note 40. The principal countries and territories of operation are the same as the countries and territories of incorporation except for HSBC Life (International) Limited, which operates mainly in Hong Kong.
HSBC is structured as a network of regional banks and locally incorporated regulated banking entities. Each bank is separately capitalised in accordance with applicable prudential requirements and maintains a capital buffer consistent with the Group’s risk appetite for the relevant country or region. HSBC’s capital management process is incorporated in the financial resource plan, which is approved by the Board.
HSBC Holdings is the primary provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary.
These investments are substantially funded by HSBC Holdings’ issuance of equity and non-equity capital, and by profit retention.
As part of its capital management process, HSBC Holdings seeks to maintain a balance between the composition of its capital and its investment in subsidiaries. Subject to this, there is no current or foreseen impediment to HSBC Holdings’ ability to provide funding for such investments. During 2023, consistent with the Group’s capital plan, the Group’s material subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments from material subsidiaries. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
The amount of guarantees by HSBC Holdings in favour of other Group entities is set out in Note 34.
Information on structured entities consolidated by HSBC where HSBC owns less than 50% of the voting rights is included in Note 20
‘Structured entities’. In each of these cases, HSBC controls and consolidates an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Impairment testing of investments in subsidiaries
At each reporting period end, HSBC Holdings reviews investments in subsidiaries for indicators of impairment. An impairment is recognised when the carrying amount exceeds the recoverable amount for that investment. The recoverable amount is the higher of the investment’s fair value less costs of disposal and its VIU, in accordance with the requirements of IAS 36. The VIU is calculated by discounting management’s cash flow projections for the investment. The cash flows represent the free cash flows based on the subsidiary’s binding capital requirements.
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Management’s judgement in estimating future cash flows: The cash flow projections for each investment are based on the latest approved plans, which include forecast capital available for distribution based on the capital requirements of the subsidiary, taking into account minimum and core capital requirements. For the impairment test as at 31 December 2023, cash flow projections until the end of 2028 were considered in line with our internal planning horizon. Our cash flow projections include known and observable climate-related opportunities and costs associated with our sustainable products and operating model.
–Long-term growth rates: The long-term growth rate is used to extrapolate the free cash flows in perpetuity because of the long-term perspective of the legal entity. The growth rate reflects long-term inflation for the country or territory within which the investment operates.
–Discount rates: The rate used to discount the cash flows is based on the cost of capital assigned to each investment, which is derived using a CAPM and market implied cost of equity. CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-free rate and a premium to reflect the inherent risk of the business being evaluated. These variables are based on the market’s assessment of the economic variables and management’s judgement. The discount rates for each investment are refined to reflect the rates of inflation for the countries or territories within which the investment operates. In addition, for the purposes of testing investments for impairment, management supplements this process by comparing the discount rates derived using the internally generated CAPM, with cost of capital rates produced by external sources for businesses operating in similar markets. The impacts from climate risk are included to the extent that they are observable in discount rates and asset prices.
As at 31 December 2023, the carrying amount of HSBC Holdings’ investments in subsidiaries was $159.5bn (2022: $167.5bn). The net year-on-
year reduction was predominantly due to the recognition of a $5.5bn impairment of HSBC Holdings’ investment in HSBC Overseas Holdings
(UK) Limited, resulting in a cumulative impairment of $10.2bn (2022: $4.7bn), and a carrying amount of $25.8bn as at 31 December 2023 (2022:
$32.8bn).
The recoverable amount of HSBC Overseas Holdings (UK) Limited is assessed as the aggregate of the recoverable amounts of its subsidiaries.
During 2023, the principal subsidiaries of HSBC Overseas Holdings (UK) Limited were HSBC North America Holdings Limited, HSBC Bank
Canada and HSBC Bank Bermuda. In October 2023, HSBC Bank Bermuda was transferred to HSBC Bank plc. As at 31 December 2023, the adjusted net asset value of HSBC Overseas Holdings (UK) Limited fell below the carrying amount therefore management assessed that indicators of impairment were present and an impairment test was performed. The recoverable amount reduced owing to lower projected profits and higher projected capital requirements for HSBC North America Holdings, the transfer of HSBC Bank Bermuda to HSBC Bank plc at its book value which stood below its assessed recoverable amount, and higher prevailing discount rates, as a result of which a $5.5bn impairment was recognised.
As HSBC Overseas Holdings (UK) Limited has entered into a sales purchase agreement with Royal Bank of Canada to dispose of our banking business in Canada, the sales purchase agreement has been used to support the recoverable amount of $11.0bn (2022: $10.8bn) (inclusive of the preferred shares) under a fair value less costs of disposal basis. The fair value less costs of disposal of HSBC Bank Canada is at a $3.7bn
(2022: $3.7bn) premium to the book value recorded in HSBC Overseas Holdings (UK) Limited. In 2024, a distribution of the proceeds from the planned sale of our banking business in Canada to HSBC Holdings from HSBC Overseas Holdings (UK) Limited could lead to a future impairment. In respect of distributable reserves, an impairment would be offset by the dividend income recognised on the distributions from sales proceeds.

Impairment test results
Investments	Recoverable amount	Discount rate	Long-term growth rate
At 31 Dec 2023	$m	%	%
HSBC North America Holdings Limited	12,756	10.50	2.17
At 31 Dec 2022
HSBC North America Holdings Limited	18,363	10.00	2.22
Sensitivities of key assumptions in calculating VIU
At 31 December 2023, the recoverable amount of HSBC Overseas Holdings (UK) Limited remained sensitive to reasonably possible changes in key assumptions impacting its principal subsidiary, HSBC North America Holdings Limited.
In making an estimate of reasonably possible changes to assumptions, management considers the available evidence in respect of each input to the model. These include the external range of observable discount rates, historical performance against forecast, and risks attached to the key assumptions underlying cash flow.
The following table presents a summary of the key assumptions underlying the most sensitive inputs to the model for HSBC North America
Holdings Limited, the key risks attached to each, and details of a reasonably possible change to assumptions where, in the opinion of management, these could result in a change in VIU.

Reasonably possible changes in key assumptions
	Input	Key assumptions	Associated risks	Reasonably possible change
Investment
HSBC North America Holdings Limited (subsidiary of HSBC Overseas Holdings (UK) Limited)	Free cash flows projections	–Level of interest rates and yield curves. –Competitors’ positions within the market.	–Strategic actions relating to revenue and costs are not achieved.	–Free cash flow projections decrease by 10%.
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–External evidence arises to suggest that the rate used is not appropriate to the business.	–Discount rate decreases by 1%. –Discount rate increases by 1%.

Sensitivity of VIU to reasonably possible changes in key assumptions
In $bn (unless otherwise stated)	HSBC North America Holdings Limited
At 31 December 2023
VIU	12.8
Impact on VIU
100bps decrease in the discount rate – single variable[1]	1.6
100bps increase in the discount rate – single variable[1,2]	(1.2)
10% decrease in forecast profitability – single variable[1,2]	(1.3)
1  The recoverable amount of HSBC Overseas Holdings (UK) Limited represents the aggregate of recoverable amounts of the underlying subsidiaries.
Single variable sensitivity analysis on a single subsidiary may therefore not be representative of the aggregate impact of the change in the variable.
2  As at 31 December 2022, the impact on the VIU of HSBC North America Holdings Limited of a 100bps increase in the discount rate was $(1.7)bn and a 10% decrease in forecast profitability was $(1.8)bn, respectively on a single variable basis.

Subsidiaries with significant non-controlling interests
	2023	2022¹
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests (%)[2]	37.86	37.86
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	889	574
Accumulated non-controlling interests of the subsidiary	6,877	6,513
Dividends paid to non-controlling interests	490	361
Summarised financial information:
– total assets	214,321	235,630
– total liabilities	194,621	216,917
– net operating income before changes in expected credit losses and other credit impairment charges	5,210	4,379
– profit for the year	2,356	1,518
– total comprehensive income for the year	2,723	1,428
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
2  In addition to the strategic holding disclosed above, the Group held 0.09% (2022: 0.07%) shareholding as part of its trading books.